Segment Reporting - Schedule of Total Non-Current Assets of Both Reportable Segments (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Total Non-Current Assets of Both Reportable Segments [Line Items]
Total non-current assets	€ 28,442	€ 30,188
Total non-current assets	(28,442)	(30,188)
Europe [Member]
Schedule of Total Non-Current Assets of Both Reportable Segments [Line Items]
Total non-current assets	76,526	78,109
Total non-current assets	(76,526)	(78,109)
North America [Member]
Schedule of Total Non-Current Assets of Both Reportable Segments [Line Items]
Total non-current assets	6,491	6,328
Total non-current assets	(6,491)	(6,328)
Eliminations [Member]
Schedule of Total Non-Current Assets of Both Reportable Segments [Line Items]
Total non-current assets	(41,593)	(41,593)
Total non-current assets	€ 41,593	€ 41,593